Leases - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended
	Dec. 22, 2017	Mar. 31, 2010	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Finance lease obligations			$ 5,032	$ 6,139
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Long-term debt, excluding current portion	Long-term debt, excluding current portion
Lease term of aircraft operating lease agreement	8 years
Periodic payments for aircraft operating lease agreement		$ 690
Fixed amount of early purchase option		$ 26,685
Aircraft operating lease renewal term	10 years
Periodic payments for aircraft renewal operating lease agreement	$ 442
Collateral deposit for aircraft operating lease	$ 2,500